Provisions	6 Months Ended
Jun. 30, 2021
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory
Note 16

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.
USD million 30.6.21 31.3.21 31.12.20
Provisions other than provisions for expected credit losses 2,583 2,448 2,534
Provisions for expected credit losses 209 245 257
Total provisions 2,792 2,693 2,791
The following table presents additional information for provisions other than provisions for expected credit losses.
USD million
Litigation,
regulatory and
similar matters
1
Restructuring
2
Other
3
Total
Balance as of 31 December 2020 2,135 67 332 2,534
Balance as of 31 March 2021 2,072 58 318 2,448
Increase in provisions recognized in the income statement 87 114 31 233
Release of provisions recognized in the income statement (24) (5) (4) (33)
Provisions used in conformity with designated purpose (27) (20) (31) (78)
Capitalized reinstatement costs 0 0 (1) (1)
Reclassifications 0 1 (1) 0
Foreign currency translation / unwind of discount 11 (1) 4 13
Balance as of 30 June 2021 2,119 148 317 2,583
1 Comprises provisions for

losses resulting from

legal, liability and

compliance risks.

2 Includes personnel-related restructuring

provisions of USD
104

million as of

30 June 2021 (31 March

2021: USD
9

million;
31 December 2020: USD 13

million) and provisions for onerous contracts of

USD
40

million as of 30 June 2021 (31 March 2021: USD
44

million; 31 December 2020: USD
49

million).

3 Mainly includes provisions
related to real estate, employee benefits and operational risks.
Restructuring
provisions

primarily

relate

to
  personnel - related
provisions and onerous contracts. Personnel-related restructuring provisions
are

used

within

a

short

time

period

but

potential
changes in amount may be

triggered when natural staff

attrition
reduces the

number of

people affected

by a

restructuring event
and

therefore

the

estimated

costs.

Onerous

contracts

for
property

are

recognized

when UBS

AG is

committed

to pay

for
non-lease

components,

such

as

utilities,

service

charges,

taxes
and

maintenance,

when

a

property

is

vacated

or

not

fully
recovered from sub-tenants.

Information

about

provisions

and

contingent

liabilities

in
respect of

litigation, regulatory

and similar

matters, as

a class, is
included in Note

16b. There are

no material contingent liabilities
associated with the other classes of provisions.